Equity Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Investments [Abstract]
Condensed financial information of equity method investments

	For the Years Ended December 31,
	2014	2015	2015
	RMB	RMB	US$
Operating data:
Revenues	12,944	67,752	10,459
Gross profit	2,419	36,245	5,595
Net loss	(21,813)	(69,290)	(10,697)
PNM’s share of net loss, including impairments	(18,538)	(41,861)	(6,462)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Balance sheet data:
Current assets	130,351	58,239	8,991
Non-current assets	13,772	14,470	2,234
Current liabilities	61,835	82,756	12,775